Fixed Assets and Assets Held for Sale - vessels under construction cost (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Advances for vessels under construstion	$ 1,135,573	$ 455,791
Vessels Under Construction [Member]
Balance as at beginning of period	140,369
Advances for vessels under construstion	184,409
Balance as at end of period	$ 324,778